INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

8.    INVENTORIES

	2019	2018
Customer equipment	$76.5	$72.9
Network materials	22.0	13.7
	$98.5	$86.6

Cost of inventories included in purchase of goods and services amounted to $299.3 million in 2019 ($283.7 million in 2018 and $278.0 million in 2017). Write‑downs of inventories totalling $3.1 million were recognized in purchase of goods and services in 2019 ($2.1 million in 2018 and $4.8 million in 2017).